CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues	$ 134,019	$ 50,126	$ 1,133,213	$ 261,394
Direct costs	75,686	22,534	557,209	46,537
Direct labor	260,922	158,615	740,612	446,837
Gross loss	(202,589)	(131,023)	(164,608)	(231,980)
Operating expenses
Compensation	244,682	245,817	683,452	571,637
Rent & office	39,465	25,240	113,198	73,147
Professional fees	5,579	51,288	70,129	83,612
Travel expenses	48,909	63,558	168,251	126,098
Other general and administrative expenses	20,524	21,666	72,314	48,504
Total operating expenses	359,159	407,569	1,107,344	902,998
Net loss from operations	(561,748)	(538,592)	(1,271,952)	(1,134,978)
Other income and (expense)
Interest income	26	676	205	1,465
Interest expense	(9,915)	(9,149)	(30,592)	(51,007)
Total other income and (expense)	(9,889)	(8,473)	(30,387)	(49,542)
Net loss	(571,637)	(547,065)	(1,302,339)	(1,184,520)
Preferred stock Dividends	(1,388)		(1,388)
Net loss available to common shareholders	$ (573,025)	$ (547,065)	$ (1,303,727)	$ (1,184,520)
Net loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)
Weighted average number of shares outstanding during the period - basic and diluted	56,966,564	50,381,564	56,570,383	39,840,063